Loans Measured at Amortized Cost	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Loans Measured at Amortized Cost
10. Loans Measured at Amortized Cost
10.1 Details of loans as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Loans measured at amortized cost	￦	449,676,848	￦	477,066,990
Deferred loan origination fees and costs		591,244		638,230
Less: Allowances for credit losses		(5,462,805)		(5,633,380)

	￦	444,805,287	￦	472,071,840

10.2 Details of loans to banks as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Loans measured at amortized cost	￦	11,569,466	￦	9,830,773
Less: Allowances for credit losses		(20,429)		(31,158)

	￦	11,549,037	￦	9,799,615

10.3 Details of loan types and customer types of loans to customers other than banks as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	178,476,837	￦	190,160,636	￦	—	￦	368,637,473
Loans in foreign currencies		4,859,698		25,449,011		—		30,308,709
Domestic import usance bills		—		3,398,981		—		3,398,981
Off-shore funding loans		—		507,683		—		507,683
Call loans		—		269,198		—		269,198
Bills bought in Korean won		—		1,861		—		1,861
Bills bought in foreign currencies		—		1,276,579		—		1,276,579
Guarantee payments under acceptances and guarantees		—		20,085		—		20,085
Credit card receivables in Korean won		—		—		22,304,522		22,304,522
Credit card receivables in foreign currencies		—		—		45,449		45,449
Bonds purchased under repurchase agreements		—		3,633,073		—		3,633,073
Privately placed bonds		—		901,609		—		901,609
Factored receivables		70		99		—		169
Lease receivables		447,494		337,407		—		784,901
Loans for installment credit		5,908,190		700,144		—		6,608,334

		189,692,289		226,656,366		22,349,971		438,698,626

Proportion (%)		43.24		51.67		5.09		100.00
Less: Allowances for credit losses		(1,369,081)		(3,137,470)		(935,825)		(5,442,376)

	￦	188,323,208	￦	223,518,896	￦	21,414,146	￦	433,256,250

(In millions of Korean won)	December 31, 2024
	Retail		Corporate		Credit card		Total
Loans in Korean won	￦	188,109,614	￦	203,391,791	￦	—	￦	391,501,405
Loans in foreign currencies		5,978,891		26,954,295		—		32,933,186
Domestic import usance bills		—		3,790,808		—		3,790,808
Off-shore funding loans		—		626,058		—		626,058
Bills bought in Korean won		—		1,862		—		1,862
Bills bought in foreign currencies		—		2,379,270		—		2,379,270
Guarantee payments under acceptances and guarantees		—		16,930		—		16,930
Credit card receivables in Korean won		—		—		23,436,170		23,436,170
Credit card receivables in foreign currencies		—		—		42,304		42,304
Bonds purchased under repurchase agreements		—		4,967,067		—		4,967,067
Privately placed bonds		—		389,783		—		389,783
Factored receivables		7		62,602		—		62,609
Lease receivables		406,844		194,057		—		600,901
Loans for installment credit		6,327,692		798,402		—		7,126,094

		200,823,048		243,572,925		23,478,474		467,874,447

Proportion (%)		42.92		52.06		5.02		100.00
Less: Allowances for credit losses		(1,587,817)		(3,137,665)		(876,740)		(5,602,222)

	￦	199,235,231	￦	240,435,260	￦	22,601,734	￦	462,272,225

10.4 Changes in deferred loan origination fees and costs for the years ended December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	2023
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	594,509	￦	416,003	￦	(387,019)	￦	—	￦	623,493
Others 1		68,167		53,006		(43,812)		(364)		76,997

		662,676		469,009		(430,831)		(364)		700,490

Deferred loan origination fees
Loans in Korean won		42,835		11,859		(17,692)		—		37,002
Others 2		67,007		9,255		(7,597)		3,579		72,244

		109,842		21,114		(25,289)		3,579		109,246

	￦	552,834	￦	447,895	￦	(405,542)	￦	(3,943)	￦	591,244

(In millions of Korean won)

	2024
	Beginning		Increase		Decrease		Others		Ending
Deferred loan origination costs
Loans in Korean won	￦	623,493	￦	464,364	￦	(406,506)	￦	—	￦	681,351
Others 1		76,997		73,259		(57,159)		3,886		96,983

		700,490		537,623		(463,665)		3,886		778,334

Deferred loan origination fees
Loans in Korean won		37,002		44,345		(27,267)		—		54,080
Others 2		72,244		42,950		(38,031)		8,861		86,024

		109,246		87,295		(65,298)		8,861		140,104

	￦	591,244	￦	450,328	￦	(398,367)	￦	(4,975)	￦	638,230

1	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
2	Includes deferred loan origination fees related to loans in foreign currencies.